Equity Offerings - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail)	1 Months Ended
	Apr. 30, 2013	Dec. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of General Partner Units Outstanding		456,633
Common Units [Member]
Class of Stock [Line Items]
Number of Common Units and Subordinated Units Outstanding		13,807,500	640,000	4,600,000	8,567,500
Common Units [Member] | IPO Administration Cost [Member]
Class of Stock [Line Items]
April 2013, Initial Public Offering (IPO)	8,567,500
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Common Units and Subordinated Units Outstanding		8,567,500			8,567,500
Subordinated Units [Member] | IPO Administration Cost [Member]
Class of Stock [Line Items]
April 2013, Initial Public Offering (IPO)	8,567,500
General Partner Unit [Member]
Class of Stock [Line Items]
Number of General Partner Units Outstanding		456,633	13,062	93,877	349,694
General Partner Unit [Member] | IPO Administration Cost [Member]
Class of Stock [Line Items]
April 2013, Initial Public Offering (IPO)	349,694